TAXES ON INCOME - Disclosure of taxes on income included in the statements of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current taxes	$ 552	$ 749	$ 236
Deferred taxes	409	341	259
Taxes in respect of prior years	(70)	7	(40)
Total	$ 891	$ 1,097	$ 455